Ordinary Shares (Details) - Class A Ordinary Shares [Member]	12 Months Ended
Dec. 31, 2025 shares
Ordinary Shares [Line Items]
Shares convertible (in Shares)	1
Total voting power of the issued and outstanding shares	39.00%
Total voting power of the issued and outstanding shares	61.00%